CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) shares
Rights of use lease assets, net	¥ 5,440,590	$ 812,305	¥ 7,925,930
Operating lease liabilities - current	3,892,774	581,209	2,226,832
Operating lease liabilities - non-current	¥ 2,184,635	$ 326,176	¥ 4,792,101
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | (per share)		$ 0.0925
Ordinary shares, shares authorized	150,000,000	150,000,000	150,000,000
Ordinary shares, shares issued	29,700,718	29,700,718	26,868,391
Ordinary shares, shares outstanding	29,700,718	29,700,718	26,868,391
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | (per share)		$ 0.0925
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	4,100,000	4,100,000	0
Ordinary shares, shares outstanding	4,100,000	4,100,000	0
Related Party
Rights of use lease assets, net	¥ 765,241	$ 114,254	¥ 352,775
Operating lease liabilities - current	429,265	64,091	352,775
Operating lease liabilities - non-current	¥ 335,976	$ 50,163	¥ 0